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Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C.  20004


May 5, 2004


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Laudus Variable Insurance Trust (File Nos. 333-50529 and 811-8759)
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Ladies and Gentlemen:

On behalf of Laudus Variable Insurance Trust (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 9, which was filed with the U.S. Securities and Exchange Commission via EDGAR on April 29, 2004, accession No. 0000912057-04-000454.

Please do no hesitate to contact the undersigned at (202) 739-5662 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Thomas S. Harman

Thomas S. Harman